INCOME TAXES- Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses	$ 92,160	$ 59,960
Tax credits	741	761
Depreciable assets	604	635
Operating lease liabilities	3,558	0
Accruals and allowances	1,803	575
Stock-based compensation	1,359	83
Deferred revenue	24,734	27,962
Interest expense	1,209	0
Other	3,989	3,035
Total gross deferred tax assets	130,157	93,011
Less: Valuation allowance	(125,082)	(91,315)
Net deferred tax assets	5,075	1,696
Deferred tax liabilities:
Amortization of asset retirement obligation	(768)	(944)
Intangibles	(862)	(752)
Right-of-use assets	(3,445)	0
Total gross deferred tax liabilities	(5,075)	(1,696)
Net deferred taxes	$ 0	$ 0